UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 20, 2020 to November 18, 2020

Commission File Number of issuing entity:  333-228375-01

Central Index Key Number of issuing entity:  0001774962

BANK 2019-BNK18
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-228375

Central Index Key Number of depositor:  0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

W. Todd Stillerman (980) 388-7451
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4117273
38-4117274
38-7221292
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 18, 2020 a distribution was made to holders of the certificates issued by BANK 2019-BNK18.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by BANK 2019-BNK18 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 20, 2020 to November 18, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 6, 2020. The CIK number for the Depositor is 0001005007.

Wells Fargo Bank, National Association ("Wells Fargo") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 10, 2020. The Central Index Key number for Wells Fargo is 0000740906.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 13, 2020. The Central Index Key number for Morgan Stanley is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on November 6, 2020. The CIK number for Bank of America, National Association is 0001102113.

National Cooperative Bank, N.A. ("NCB ") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 15, 2020. The Central Index Key number for NCB is 0001577313.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 1, 2020 under Commission File No. 333-228375-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 1, 2020 under Commission File No. 333-228375-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for BANK 2019-BNK18, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	10/19/2020	$23,807.03
Current Distribution Date	11/18/2020	$49,259.90

*REO Account
Prior Distribution Date	10/19/2020	$0.00
Current Distribution Date	11/18/2020	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BANK 2019-BNK18, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	10/19/2020	$5,692.81
Current Distribution Date	11/18/2020	$5,890.10

Interest Reserve Account
Prior Distribution Date	10/19/2020	$0.00
Current Distribution Date	11/18/2020	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	10/19/2020	$0.00
Current Distribution Date	11/18/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BANK 2019-BNK18, relating to the November 18, 2020 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 1, 2020 under Commission File No. 333-228375-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 1, 2020 under Commission File No. 333-228375-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

/s/ Leland F. Bunch III
Leland F. Bunch III, President and Chief Executive Officer

Date: November 30, 2020